Offerings	Nov. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	18.38
Maximum Aggregate Offering Price	$ 18,382,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,538.62
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock of NB Bancorp, Inc. ("Needham") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Needham common stock. (2) Pursuant to the Agreement and Plan of Merger, dated June 5, 2025 (the "Merger Agreement"), by and among Needham, Needham Bank, 1828 MS Inc., a wholly owned subsidiary of Needham formed solely to facilitate the transaction ("Merger Sub"), Provident Bancorp, Inc. ("Provident") and BankProv, Needham acquired Provident pursuant to a merger of Merger Sub with and into Provident, with Provident as the surviving entity (the "Holdco Merger"), followed immediately by a merger of Provident as the surviving entity in the Merger with and into Needham, with Needham as the surviving entity (the "Merger"). The number of shares registered hereunder represents the estimated number of shares of Needham common stock that may be offered or sold pursuant to the BankProv 401(k) Plan (as amended, the "Plan"), which was assumed by Needham in connection with the Merger, if participants elect to invest in Needham common stock through the Plan during payroll periods between the November 15, 2025 and December 31, 2025, inclusive. (3) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of Needham common stock as reported on the New York Stock Exchange on November 11, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation Interests
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Plan. In accordance with Rule 457(h)(2) under the Securities Act, no separate fee calculation is required for such interests.